Note 7 - Share Capital - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net loss	$ (6,814)	$ (3,292)
Weighted-average common shares – basic and diluted (in shares)	29,042	17,399
Net loss per share – basic and diluted (in dollars per share)	$ (0.23)	$ (0.19)